RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
8.	RELATED PARTY TRANSACTIONS AND BALANCES

Due to related parties consists of short term amounts advanced to, services rendered and expenses paid on behalf of the Company by shareholders of the Company. These amounts are unsecured, non-interest bearing (except indicated below), and payable on demand. As at December 31, 2017 and December 31, 2016, the Company has the following balances with related parties:

	2017	2016
Due to related parties:	$	$
Amounts owing to companies under common control	598,847	545,857
Amounts owing to the parent of the CEO	741,803	69,665
	1,340,650	615,522

Included in accounts payable was the commission payables in the amount of $nil to the officers of the company (2016 - $6,531).

Amounts owing as at December 31, 2017 which are noted above include the following loan agreements entered into during the year ended December 31, 2017:

(a)

On March 3, 2017, the Company entered into a loan agreement in the amount of $376,350 (USD$300,000) with the parent of the CEO. The loan is unsecured, bears interest at 24% per annum and repayable in 360 days. The Company is also required to pay the entire outstanding loan balance within 15 days upon receiving a written demand from the Lender. If the loan is not paid on the due date, the Company will pay a monthly penalty fee of 10% of the principal loan, and continue paying the accrued interest. In addition, the Company also granted 300,000 stock options to the Lender. During the year ended December 31, 2017, the Company incurred $68,052 interest expense on this loan payable.

(b)

On September 28, 2017, the Company entered into a loan agreement in the amount of $376,350 (USD$300,000) with a company controlled by a director of the Company. The loan is unsecured, bears interest at 24% per annum and repayable in 120 days. The Company is also required to pay the entire outstanding loan balance within 15 days upon receiving a written demand from the Lender. If the loan is not paid on the due date, the Company will pay a monthly penalty fee of 10% of the principal loan, and continue paying the accrued interest. In addition, the Company also granted 300,000 stock options to the Lender. During the year ended December 31, 2017, the Company incurred $23,509 interest expense on this loan payable. The loan balance was fully repaid on January 25, 2018.Previously, the Company entered into a loan agreement with the same party on June 9, 2017 in the amount of $125,450 (USD$100,000). The loan bore interest at 10% per annum and was discharged on July 25, 2017 with a total interest expense of $1,299.

(c)

On October 10, 2017, the Company entered into a loan agreement in the amount of $250,900 (USD$200,000) with the parent of the CEO. The loan is unsecured, bears interest at 24% per annum and repayable in 120 days. The Company is also required to pay the entire outstanding loan balance within 15 days upon receiving a written demand from the Lender. If the loan is not paid on the due date, the Company will pay a monthly penalty fee of 10% of the principal loan, and continue paying the accrued interest. In addition, the Company also granted 300,000 stock options to the Lender. During the year ended December 31, 2017, the Company incurred $45,368 interest expense on this loan payable.

(d)

On October 12, 2017, the Company entered into a loan agreement in the amount of $188,175 (USD$150,000) with a company controlled by a director of the Company.. The loan was drawn down October 26, 2017. The loan is unsecured, bears interest at 24% per annum and is repayable in 120 days. During the year ended December 31, 2017, the Company incurred $9,898 interest expense on this loan payable. In addition, the Company also granted 150,000 stock options to the Lender.

Related Party Transactions and Key Management and Personnel Compensation

Key management personnel receive compensation in the form of short-term employee benefits, share-based payments, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and directors of the Company. The remuneration of key management is as follows:

	2017	2016
	$	$
Consulting fees paid to the CEO	151,200	-
Consulting fees paid to the CFO	120,055	-
	271,255	-

During the year ended December 31, 2017, the Company granted 15,695,000 stock options and loan incentive options to directors and officers and recorded share-based compensation of $3,693,798 and $23,980 (2016 - $nil).